Pay vs Performance Disclosure - USD ($)	4 Months Ended	5 Months Ended	12 Months Ended				15 Months Ended	102 Months Ended
	Oct. 03, 2021	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jan. 11, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Kevin King[1] ($)	Summary Compensation Table Total for Michael Coyle[2] ($)	Summary Compensation Table Total for Douglas Devine[3,5] ($)	Summary Compensation Table Total for Quentin Blackford[4] ($)	Compensation Actually Paid to Kevin King[1,6] ($)	Compensation Actually Paid to Michael Coyle[2,6] ($)	Compensation Actually Paid to Douglas Devine[3,5,6] ($)	Compensation Actually Paid to Quentin Blackford[4,6] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[5] ($)	Average Compensation Actually Paid to Non-PEO NEOs[5,6] ($)
(a)	(b)	(b)	(b)	(b)	(c)	(c)	(c)	(c)	(d)	(e)
2023	—	—	—	16,595,149	—	—	—	16,262,069	5,424,319	4,909,386
2022	—	—	—	7,966,744	—	—	—	5,272,014	4,422,956	4,044,855
2021	30,709	461,422	5,699,043	9,246,384	(9,810,498)	461,422	2,902,001	18,170,537	3,360,713	136,903
2020	4,885,062	—	—	—	24,257,924	—	—	—	1,769,376	6,988,690

Year	Value of Initial Fixed $100 Investment based on:[7]			Net Income ($ Millions)	Revenue[8] ($ Millions)
	TSR ($)	Peer Group TSR ($)	Peer Group TSR ($)
(a)	(f)	(g)(1)	(g)(2)	(h)	(i)
2023	157.20	118.87	99.63	(123)	493
2022	137.57	113.65	105.61	(116)	411
2021	172.84	126.45	137.80	(101)	323
2020	348.38	126.42	133.15	(44)	265

Company Selected Measure Name			revenue
Named Executive Officers, Footnote	Kevin King was our President and Chief Executive Officer from July 2012 through January 11, 2021.Michael Coyle was our President and Chief Executive Officer from January 12, 2021, through June 1, 2021.Douglas Devine was our Interim Chief Executive Officer from June 1, 2021, through October 3, 2021. Mr. Devine also served as our Chief Financial Officer from June 2020 until August 2022. In accordance with Item 402(v) of Regulation S-K, this table and the accompanying narrative present Mr. Devine as a PEO for 2021 and a Non-PEO NEO for 2020 and 2022. Quentin Blackford has been our President and Chief Executive Officer since October 4, 2021. The individuals comprising the Non-PEO NEOs for each year are listed below. As described above, this table and the accompanying narrative present Mr. Devine as a PEO for 2021 and a Non-PEO NEO for 2020 and 2022.

2020	2021	2022	2023
Douglas Devine	Mark Day	Douglas Devine	Brice Bobzien
Mark Day	Daniel Wilson	Brice Bobzien	Patrick Murphy
Matthew Garrett	David Vort	Patrick Murphy	Chad Patterson
Daniel Wilson		Chad Patterson	Minang Turakhia
David Vort		Minang Turakhia

Peer Group Issuers, Footnote			.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Quentin Blackford ($)	Exclusion of Stock Awards for Quentin Blackford ($)	Inclusion of Equity Values for Quentin Blackford ($)	Compensation Actually Paid to Quentin Blackford ($)
2023	16,595,149	(15,172,621)	14,839,541	16,262,069
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Quentin Blackford ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Quentin Blackford ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Quentin Blackford ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Quentin Blackford ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Quentin Blackford ($)	Total - Inclusion of Equity Values for Quentin Blackford ($)
2023	14,876,834	338,758	—	(376,051)	—	14,839,541

Non-PEO NEO Average Total Compensation Amount			$ 5,424,319	$ 4,422,956	$ 3,360,713	$ 1,769,376
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,909,386	4,044,855	136,903	6,988,690
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	5,424,319	(4,657,347)	4,142,414	4,909,386

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,575,928	(469,753)	—	36,239	—	4,142,414

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the NASDAQ Biotechnology Index and S&P Healthcare Equipment Select Industry Index.

Tabular List, Table

Revenue
Adjusted EBITDA
Unit volume growth

Total Shareholder Return Amount			$ 157.20	137.57	172.84	348.38
Peer Group Total Shareholder Return Amount			99.63	105.61	137.80	133.15
Net Income (Loss)			$ (123,000,000)	$ (116,000,000)	$ (101,000,000)	$ (44,000,000)
Company Selected Measure Amount			493,000,000	411,000,000	323,000,000	265,000,000
PEO Name	Douglas Devine	Michael Coyle					Quentin Blackford	Kevin King
Additional 402(v) Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
			We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023 and 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 we may determine a different financial performance measure to be the most important financial performance measure in future years.
Peer Group Total Shareholder Return Amount, Two			$ 118.87	$ 113.65	$ 126.45	$ 126.42
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Unit volume growth
Quentin Blackford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,595,149	7,966,744	9,246,384
PEO Actually Paid Compensation Amount			16,262,069	$ 5,272,014	18,170,537
Kevin King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					30,709	4,885,062
PEO Actually Paid Compensation Amount					(9,810,498)	$ 24,257,924
Michael Coyle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					461,422
PEO Actually Paid Compensation Amount					461,422
Douglas Devine [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,699,043
PEO Actually Paid Compensation Amount					$ 2,902,001
PEO | Quentin Blackford [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,172,621)
PEO | Quentin Blackford [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,839,541
PEO | Quentin Blackford [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,876,834
PEO | Quentin Blackford [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			338,758
PEO | Quentin Blackford [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Quentin Blackford [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,051)
PEO | Quentin Blackford [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,657,347)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,142,414
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,575,928
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(469,753)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			36,239
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0